Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]		Share premium [Member]	Amounts allocated to share warrants [Member]	Capital reserve for share-based payment transactions [Member]	Foreign currency translation reserve [Member]	Accumulated loss [Member]	Total
Balance at Dec. 31, 2014	$ 110		$ 135,182	$ 77	$ 4,586	$ 2,119	$ (87,807)	$ 54,267
Loss for the year							(15,385)	(15,385)
Exercise of share options		[1]	904		(477)			427
Expiration of share options			21		(21)
Share-based payments					3,091			3,091
Balance at Dec. 31, 2015	110		136,107	77	7,179	2,119	(103,192)	42,400
Loss for the year							(18,668)	(18,668)
Issuance of shares and warrants	11		31,386					31,397
Exercise of share options	3		6,549		(2,142)			4,410
Exercise of warrants			558	(77)				481
Expiration of share options			47		(47)
Share-based payments					4,869			4,869
Balance at Dec. 31, 2016	124		174,647		9,859	2,119	(121,860)	64,889
Loss for the year							(12,419)	(12,419)
Issuance of shares and warrants	6		30,343	9,629				39,978
Exercise of share options	6		20,688		(5,749)			14,945
Share-based payments					6,370			6,370
Balance at Dec. 31, 2017	$ 136		$ 225,678	$ 9,629	$ 10,480	$ 2,119	$ (134,279)	$ 113,763

[1]	Represents an amount less than USD 1 thousand.